The UBS Funds

Summary Prospectus Supplement

The UBS Funds

UBS Global Allocation Fund

Summary Prospectus Supplement

January 12, 2016

Dear Investor,

The purpose of this supplement is to update the Summary Prospectus of the UBS Global Allocation Fund series (the "Fund") of The UBS Funds dated October 28, 2015 as follows:

Curt Custard no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund have assumed Mr. Custard's portfolio management responsibilities for the Fund.

Therefore, all references to Mr. Custard in the Summary Prospectus are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-769